Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Schedule of related party transactions
Name of Related Party	Relationship	Nature	December 31, 2019	December 31, 2020	December 31, 2020
			RMB	RMB	USD
Jie Zhao	Chairman of Wimi Cayman	Loan	4,850,000	-	-
Jie Zhao*	Chairman of Wimi Cayman	Loan	6,675,789	6,261,665	959,657
Shanghai Junei Internet Co.	Under common control of Jie Zhao	Loan	75,500,000	80,300,000	12,306,702
Total:			87,025,789	86,561,665	13,266,359
Current portion of shareholder loan			70,987,603	63,876,153	9,789,599
Shareholder loan—non-current			16,038,186	22,685,512	3,476,760
*	There has been no change in the balance of the loan, change was due to exchange difference.

Schedule of maturities
Twelve months ending December 31,	RMB	USD
2021	63,876,153	9,789,599
2022	22,685,512	3,476,760
Total	86,561,665	13,266,359